GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
GOING CONCERN
Working capital deficit	$ (115,845)	$ (95,801)
Accumulated deficit	$ (134,200)	$ (114,156)	$ (73,037)